Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2015
Loan Servicing [Abstract]
Principal Balances of Mortgage Loans at Year-End

	2015	2014

Mortgage loans serviced for Freddie Mac	$5,593	$6,560